Lease - Schedule of Reconciles the Undiscounted Cash Flows (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Schedule of Reconciles the Undiscounted Cash Flows [Abstract]
2026	$ 1,239
2027	417
2028	143
2029	35
2030	3
Total undiscounted operating lease payments	1,837
Less: imputed interest	(74)
Present value of operating lease liabilities	$ 1,763